UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: February 28, 2013             (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments

February 28, 2013 (unaudited)

	Shares	Value
Common Stocks - 99.5%
Consumer Discretionary - 21.0%
Bed Bath & Beyond, Inc.*	32,768	$1,859,584
Coach, Inc.	54,265	2,622,627
Gap, Inc., The	59,780	1,967,958
Genuine Parts Co.	31,974	2,271,113
Harley-Davidson, Inc.	44,485	2,341,245
Limited Brands, Inc.	63,211	2,877,365
McDonald’s Corp.	39,384	3,776,926
NIKE, Inc., Class B	45,514	2,478,692
Nordstrom, Inc.	44,196	2,396,307
Omnicom Group, Inc.	46,538	2,677,331
PetSmart, Inc.	43,460	2,829,681
priceline.com, Inc.*	4,057	2,789,512
Starbucks Corp.	52,363	2,870,540
TJX Cos., Inc.	61,458	2,763,766
Walt Disney Co., The	58,490	3,192,969
Total Consumer Discretionary		39,715,616
Consumer Staples - 8.9%
Church & Dwight Co., Inc.	15,240	944,270
Coca-Cola Co., The	114,531	4,434,640
Costco Wholesale Corp.	22,518	2,280,848
CVS Caremark Corp.	54,724	2,797,491
Mondelez International, Inc., Class A	66,830	1,847,849
Philip Morris International, Inc.	50,752	4,656,496
Total Consumer Staples		16,961,594
Energy - 4.5%
Anadarko Petroleum Corp.	11,955	951,379
Chevron Corp.	13,114	1,536,305
Halliburton Co.	24,937	1,035,135
National Oilwell Varco, Inc.	41,647	2,837,410
Occidental Petroleum Corp.	26,308	2,165,938
Total Energy		8,526,167
Financials - 6.2%
JPMorgan Chase & Co.	74,181	3,628,934
Northern Trust Corp.	63,931	3,399,211
T. Rowe Price Group, Inc.	20,818	1,482,033
Wells Fargo & Co.	90,695	3,181,581
Total Financials		11,691,759
Health Care - 12.3%
Abbott Laboratories	46,765	1,580,189
Agilent Technologies, Inc.	42,928	1,780,653
Amgen, Inc.	37,780	3,453,470
Biogen Idec, Inc.*	5,866	975,750

	Shares	Value
Cardinal Health, Inc.	34,163	$1,578,672
Cooper Cos., Inc., The	15,269	1,619,430
Covidien PLC	37,442	2,380,188
Intuitive Surgical, Inc.*	3,948	2,013,046
Johnson & Johnson	40,616	3,091,284
Medtronic, Inc.	49,550	2,227,768
Stryker Corp.	40,894	2,612,309
Total Health Care		23,312,759
Industrials - 10.1%
Chicago Bridge & Iron Co., N.V.	39,968	2,141,885
Honeywell International, Inc.	39,187	2,747,009
Ingersoll-Rand PLC	37,430	1,970,690
Joy Global, Inc.	45,692	2,894,131
PACCAR, Inc.	38,992	1,849,391
Parker Hannifin Corp.	20,805	1,965,656
United Parcel Service, Inc., Class B	38,080	3,147,312
United Technologies Corp.	26,314	2,382,733
Total Industrials		19,098,807
Information Technology - 35.3%
Accenture PLC, Class A	39,739	2,954,992
Adobe Systems, Inc.*	52,022	2,044,465
Amphenol Corp., Class A	21,819	1,546,094
Apple, Inc.	19,784	8,732,658
Citrix Systems, Inc.*	20,823	1,476,351
Cognizant Technology Solutions Corp.,
Class A*	19,527	1,499,088
EMC Corp.*	136,532	3,141,601
Fortinet, Inc.*	66,494	1,607,825
Google, Inc., Class A*	8,244	6,605,093
International Business Machines Corp.	39,112	7,854,863
Intuit, Inc.	47,313	3,050,742
Microsoft Corp.	207,146	5,758,659
Oracle Corp.	83,710	2,867,905
Paychex, Inc.	69,386	2,296,677
QUALCOMM, Inc.	71,429	4,687,885
Red Hat, Inc.*	40,701	2,068,018
Teradata Corp.*	34,096	1,979,614
TIBCO Software, Inc.*	102,703	2,202,979
Visa, Inc., Class A	18,322	2,906,602
VMware, Inc., Class A*	23,338	1,676,369
Total Information Technology		66,958,480

Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 1.2%
CF Industries Holdings, Inc.	11,311	$2,271,588
Total Common Stocks (cost $178,326,197)		188,536,770

	Shares	Value
Other Investment Companies - 0.7%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05% (cost $1,378,035)	1,378,035	$1,378,035
Total Investments - 100.2% (cost $179,704,232)		189,914,805
Other Assets, less Liabilities - (0.2)%		(331,239)
Net Assets - 100.0%		$189,583,566

Managers Cadence Mid-Cap Fund

Schedule of Portfolio Investments

February 28, 2013 (unaudited)

	Shares	Value
Common Stocks - 96.6%
Consumer Discretionary - 31.2%
Bally Technologies, Inc.*	127,650	$6,095,287
BorgWarner, Inc.*	59,120	4,399,119
Brinker International, Inc.	161,290	5,383,860
Carter’s, Inc.*	84,520	4,767,773
Chico’s FAS, Inc.	305,197	5,182,245
Cinemark Holdings, Inc.	114,950	3,195,610
Dick’s Sporting Goods, Inc.	137,460	6,873,000
Dollar General Corp.*	131,290	6,083,979
DSW, Inc., Class A	67,060	4,539,291
Foot Locker, Inc.	211,090	7,217,167
Gap, Inc., The	164,210	5,405,793
Genesco, Inc.*	27,760	1,628,957
Hanesbrands, Inc.*	91,670	3,633,799
HSN, Inc.	88,390	4,728,865
Jarden Corp.*	87,840	5,455,742
Limited Brands, Inc.	118,368	5,388,111
Michael Kors Holdings, Ltd.*	148,080	8,778,182
O’Reilly Automotive, Inc.*	46,250	4,705,475
Panera Bread Co., Class A*	40,360	6,495,942
PetSmart, Inc.	99,670	6,489,514
PulteGroup, Inc.*	429,201	8,232,075
Ralph Lauren Corp.	19,630	3,405,216
Ross Stores, Inc.	90,700	5,256,972
Scripps Networks Interactive, Inc., Class A	131,970	8,320,709
Ulta Salon Cosmetics & Fragrance, Inc.	63,040	5,582,822
Wyndham Worldwide Corp.	78,540	4,731,250
Total Consumer Discretionary		141,976,755
Consumer Staples - 6.1%
Fresh Market, Inc., The*	85,096	3,967,176
Hershey Co., The	74,390	6,199,663
Hormel Foods Corp.	66,690	2,494,873
Ingredion, Inc.	67,260	4,452,612
McCormick & Co., Inc.	68,140	4,583,778
United Natural Foods, Inc.*	122,790	6,215,630
Total Consumer Staples		27,913,732
Energy - 3.9%
HollyFrontier Corp.	59,890	3,365,818
Oceaneering International, Inc.	73,960	4,703,116
Oil States International, Inc.*	57,860	4,406,039
Whiting Petroleum Corp.*	104,870	5,107,169
Total Energy		17,582,142
Financials - 7.7%
CBL & Associates Properties, Inc.	354,320	8,057,237
Marsh & McLennan Cos., Inc.	126,640	4,703,410
Moody’s Corp.	66,250	3,183,975

	Shares	Value
Signature Bank*	91,420	$6,789,763
SVB Financial Group*	51,600	3,460,296
T. Rowe Price Group, Inc.	63,940	4,551,889
Taubman Centers, Inc.	56,030	4,298,622
Total Financials		35,045,192
Health Care - 11.0%
Actavis, Inc.*	52,980	4,511,777
AmerisourceBergen Corp.	113,580	5,360,976
Catamaran Corp.*	117,670	6,320,056
Cooper Cos., Inc., The	45,150	4,788,609
Endo Health Solutions, Inc.*	158,200	4,904,200
Patterson Cos., Inc.	129,420	4,703,123
Salix Pharmaceuticals, Ltd.*	107,060	5,229,881
Thoratec Corp.*	185,464	6,530,187
Waters Corp.*	59,460	5,513,131
Zimmer Holdings, Inc.	30,590	2,293,026
Total Health Care		50,154,966
Industrials - 9.2%
AMETEK, Inc.	69,870	2,922,662
Joy Global, Inc.	136,670	8,656,678
Lennox International, Inc.	48,840	2,884,979
Pall Corp.	82,910	5,652,804
TransDigm Group, Inc.	35,680	5,078,691
Valmont Industries, Inc.	32,790	5,166,065
Wabtec Corp.	61,070	5,972,035
Waste Connections, Inc.	157,400	5,384,654
Total Industrials		41,718,568
Information Technology - 22.5%
Alliance Data Systems Corp.*	34,820	5,525,586
Amphenol Corp., Class A	71,440	5,062,238
Bankrate, Inc.*	317,371	3,570,424
Cadence Design Systems, Inc.*	347,780	4,924,565
F5 Networks, Inc.*	74,000	6,987,820
FleetCor Technologies, Inc.*	67,471	4,710,150
Fortinet, Inc.*	234,360	5,666,825
Fusion-io, Inc.*	211,760	3,574,509
Gartner, Inc.*	115,370	5,740,811
Intuit, Inc.	106,880	6,891,622
LSI Corp.*	546,544	3,803,946
Maxim Integrated Products, Inc.	161,760	5,043,677
MICROS Systems, Inc.*	164,430	7,037,604
NetApp, Inc.*	139,230	4,710,151
Red Hat, Inc.*	121,560	6,176,464
SolarWinds, Inc.*	77,150	4,355,889
Synopsys, Inc.*	202,340	7,087,970
Teradata Corp.*	81,880	4,753,953
TIBCO Software, Inc.*	330,224	7,083,305
Total Information Technology		102,707,509

Managers Cadence Mid-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 4.0%
Ball Corp.	137,100	$6,088,611
CF Industries Holdings, Inc.	26,470	5,315,970
Eagle Materials, Inc.	36,990	2,378,827
Rockwood Holdings, Inc.	67,810	4,244,906
Total Materials		18,028,314
Telecommunication Services - 1.0%
Crown Castle International Corp.*	67,430	4,706,614
Total Common Stocks (cost $403,094,820)		439,833,792

	Shares	Value
Other Investment Companies - 6.4%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05% (cost $29,426,571)	29,426,571	$29,426,571
Total Investments - 103.0% (cost $432,521,391)		469,260,363
Other Assets, less Liabilities - (3.0)%		(13,882,768)
Net Assets - 100.0%		$455,377,595

Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments

February 28, 2013 (unaudited)

	Shares	Value
Common Stocks - 96.7%
Consumer Discretionary - 11.8%
AFC Enterprises, Inc.*	6,300	$189,000
Carmike Cinemas, Inc.*	22,290	349,062
Cavco Industries, Inc.*	8,440	380,728
Crown Crafts, Inc.	59,912	350,485
Del Frisco’s Restaurant Group, Inc.*	24,060	423,215
Destination Maternity Corp.	15,191	340,126
Drew Industries, Inc.	10,180	370,348
Fiesta Restaurant Group, Inc.*	17,390	393,014
Gentherm, Inc.*	25,190	387,926
Kona Grill, Inc.*	48,690	413,865
ReachLocal, Inc.*	25,773	322,936
Tilly’s, Inc., Class A*	25,010	332,133
Total Consumer Discretionary		4,252,838
Consumer Staples - 5.5%
Inventure Foods, Inc.*	66,660	491,951
J&J Snack Foods Corp.	5,320	368,250
Lifeway Foods, Inc.	34,430	401,110
Orchids Paper Products Co.	16,700	366,064
Pantry, Inc., The*	28,150	350,186
Total Consumer Staples		1,977,561
Energy - 5.0%
Double Eagle Petroleum Co.*	49,290	232,156
RigNet, Inc.*	19,450	381,609
Triangle Petroleum Corp.*	66,540	417,206
Vaalco Energy, Inc.*	46,380	376,142
Willbros Group, Inc.*	58,063	391,925
Total Energy		1,799,038
Financials - 7.6%
BofI Holding, Inc.*	12,270	413,131
Bryn Mawr Bank Corp.	19,440	445,954
eHealth, Inc.*	14,380	223,321
Hallmark Financial Services*	40,540	367,292
HFF, Inc., Class A	10,889	199,922
Homeowners Choice, Inc.	18,300	368,928
Marlin Business Services Corp.	6,876	130,300
Virtus Investment Partners, Inc.*	1,490	250,335
Wilshire Bancorp, Inc.*	57,580	337,995
Total Financials		2,737,178
Health Care - 22.2%
Affymax, Inc.*	13,057	34,732
AMN Healthcare Services, Inc.*	14,293	201,531
BioScrip, Inc.*	32,780	358,941
Conceptus, Inc.*	17,430	389,212
Cynosure, Inc., Class A*	17,430	493,792
Derma Sciences, Inc.*	29,230	360,406

	Shares	Value
Dyax Corp.*	109,800	$352,458
Ensign Group, Inc., The	11,950	374,274
National Research Corp.	5,999	341,223
Omnicell, Inc.*	23,900	430,678
OraSure Technologies, Inc.*	52,484	291,811
Pacira Pharmaceuticals, Inc.*	18,080	395,229
Pernix Therapeutics Holdings*	47,730	284,471
PhotoMedex, Inc.*	20,670	304,883
Quidel Corp.*	16,547	391,667
Raptor Pharmaceutical Corp.*	67,210	334,034
Repligen Corp.*	63,777	397,331
Rigel Pharmaceuticals, Inc.*	40,660	273,235
RTI Biologics, Inc.*	78,750	285,863
Spectranetics Corp.*	25,260	458,469
SurModics, Inc.*	15,025	381,034
Synergetics USA, Inc.*	84,200	447,944
Trius Therapeutics, Inc.*	79,620	418,005
Total Health Care		8,001,223
Industrials - 17.7%
AAON, Inc.	13,760	331,066
Aceto Corp.	38,080	396,413
Apogee Enterprises, Inc.	14,570	375,760
Ceco Environmental Corp.	34,309	370,537
EnerNOC, Inc.*	23,600	389,164
Flow International Corp.*	114,080	423,237
Franklin Covey Co.*	28,978	400,476
GP Strategies Corp.*	15,682	338,574
H&E Equipment Services, Inc.	22,430	436,488
Hudson Technologies, Inc.*	109,750	477,413
KEYW Holding Corp., The*	29,330	425,285
Manitex International, Inc.*	18,726	179,395
Mueller Water Products, Inc., Class A	60,520	340,122
MYR Group, Inc.*	16,711	387,862
Taser International, Inc.*	41,580	309,771
Thermon Group Holdings, Inc.*	15,050	308,525
WageWorks, Inc.*	21,265	502,067
Total Industrials		6,392,155
Information Technology - 20.3%
Alliance Fiber Optic Products, Inc.	34,903	386,725
CalAmp Corp.*	42,310	463,295
Clicksoftware Technologies, Ltd.	40,948	337,821
Computer Task Group, Inc.*	18,330	364,767
Datalink Corp.*	39,900	414,162
Electro Scientific Industries, Inc.	28,970	318,960
Ellie Mae, Inc.*	15,280	310,184
Guidance Software, Inc.*	28,300	277,623
Inphi Corp.*	40,455	390,795
IXYS Corp.	39,220	391,023

Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 20.3% (continued)
Lionbridge Technologies, Inc.*	100,520	$383,986
MaxLinear, Inc., Class A*	68,108	400,475
Monotype Imaging Holdings, Inc.	14,100	296,100
Move, Inc.*	51,140	499,126
Oplink Communications, Inc.*	26,470	406,579
Procera Networks, Inc.*	18,830	220,311
PROS Holdings, Inc.*	13,300	346,598
Reis, Inc.*	15,360	234,240
SciQuest, Inc.*	25,420	486,793
Web.com Group, Inc.*	23,290	397,793
Total Information Technology		7,327,356
Materials - 4.1%
Headwaters, Inc.*	25,610	240,990
Horsehead Holding Corp.*	37,610	397,538
Landec Corp.*	37,190	409,462
OMNOVA Solutions, Inc.*	50,997	408,486
Total Materials		1,456,476

	Shares	Value
Telecommunication Services - 2.5%
8x8, Inc.*	47,677	$288,446
Boingo Wireless, Inc.*	44,490	270,499
inContact, Inc.*	51,365	348,768
Total Telecommunication Services		907,713
Total Common Stocks (cost $31,704,113)		34,851,538
Other Investment Companies - 2.9%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05% (cost $1,040,902)	1,040,902	1,040,902
Total Investments - 99.6% (cost $32,745,015)		35,892,440
Other Assets, less Liabilities - 0.4%		145,105
Net Assets - 100.0%		$36,037,545

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At February 28, 2013, the approximate cost of investments for Federal income tax purposes and the gross aggregate unrealized appreciation and/ or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers Cadence Capital Appreciation Fund	$183,315,644	$10,159,848	$(3,560,687)	$6,599,161
Managers Cadence Mid-Cap Fund	435,345,874	45,108,668	(11,194,179)	33,914,489
Managers Cadence Emerging Companies Fund	33,059,124	5,082,952	(2,249,636)	2,833,316

*	Non-income producing security.
1	Yield shown represents the February 28, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Fair Value Measurements

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of February 28, 2013, the investments in Managers Cadence Capital Appreciation Fund, Managers Cadence Mid-Cap Fund and Managers Cadence Emerging Companies Fund were all Level 1 inputs. For a detailed break-out of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments previously presented in this report. As of February 28, 2013, the Funds had no transfers between levels from the beginning of the reporting period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: April 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: April 8, 2013

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: April 8, 2013